Financial Instruments - Summary of notional value of derivative contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,569.8
Foreign exchange forward contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional		$ 200.0
Foreign exchange forward contract [member] | EUR and USD
Disclosure of detailed information about financial instruments [line items]
Notional		210.3
Foreign exchange forward contract [member] | EUR and GBP
Disclosure of detailed information about financial instruments [line items]
Notional		11.6
Foreign exchange forward contract [member] | EUR and CNY
Disclosure of detailed information about financial instruments [line items]
Notional		14.2
Foreign exchange forward contract [member] | EUR and CAD
Disclosure of detailed information about financial instruments [line items]
Notional		0.6
Foreign exchange forward contract [member] | EUR and AUD
Disclosure of detailed information about financial instruments [line items]
Notional		0.1
Foreign exchange forward contract [member] | EUR and TRY
Disclosure of detailed information about financial instruments [line items]
Notional		0.2
Foreign exchange collar contract [member] | USD and TWD
Disclosure of detailed information about financial instruments [line items]
Notional		50.0
Less than 12 months [member] | Foreign exchange forward contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional		200.0
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and USD
Disclosure of detailed information about financial instruments [line items]
Notional		210.3
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and GBP
Disclosure of detailed information about financial instruments [line items]
Notional		11.6
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and CNY
Disclosure of detailed information about financial instruments [line items]
Notional		14.2
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and CAD
Disclosure of detailed information about financial instruments [line items]
Notional		0.6
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and AUD
Disclosure of detailed information about financial instruments [line items]
Notional		0.1
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and TRY
Disclosure of detailed information about financial instruments [line items]
Notional		0.2
Less than 12 months [member] | Foreign exchange collar contract [member] | USD and TWD
Disclosure of detailed information about financial instruments [line items]
Notional		$ 50.0